SHARE-BASED PAYMENT (Details Narrative)	12 Months Ended
Dec. 31, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Exercise Price	$ 4.9
Options granted	1.74
Weighted average fair value of restricted shares granted	3.26
Bottom of range [member] | Country Of Israel [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	2.78
Top of range [member] | Country Of Israel [Member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 15.26